Loans and Allowance for Credit Losses	6 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Loans and Allowance for Credit Losses	LOANS AND ALLOWANCE FOR CREDIT LOSSES
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings Corporation ("MUAH"), Bank of Ayudhya Public Company Limited and its consolidated subsidiaries ("Krungsri"), and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2022 for further information.
Total Outstanding Loans and Past Due Analysis
The table below presents total outstanding loans and past due analysis by class at March 31, 2022 and September 30, 2022.

	Past Due
At March 31, 2022:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥12,556	¥9,138	¥21,694	¥53,953,767	¥69,257	¥54,044,718	¥3,260
Foreign	17,405	10,598	28,003	34,578,265	374,011	34,980,279	—
Residential	32,078	13,598	45,676	13,255,829	—	13,301,505	3,360
Card	10,250	26,818	37,068	427,198	—	464,266	—
MUAH	625	—	625	2,741,503	70,841	2,812,969	—
Krungsri	115,636	126,494	242,130	6,580,635	—	6,822,765	—
Other	21,729	21,152	42,881	1,002,240	—	1,045,121	—
Total	¥210,279	¥207,798	¥418,077	¥112,539,437	¥514,109	¥113,471,623	¥6,620
Unearned income, unamortized premiums—net and deferred loan fees—net						(322,230)
Total						¥113,149,393

	Past Due
At September 30, 2022:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,366	¥15,786	¥25,152	¥54,871,771	¥55,879	¥54,952,802	¥2,458
Foreign	151,201	88,165	239,366	41,659,645	528,543	42,427,554	7,504
Residential	32,082	12,673	44,755	13,068,638	—	13,113,393	3,836
Card	11,514	27,461	38,975	426,465	—	465,440	—
MUAH	3,453	—	3,453	2,983,944	116,669	3,104,066	—
Krungsri	184,445	132,236	316,681	7,653,216	3,819	7,973,716	—
Other	14,071	25,152	39,223	1,232,570	—	1,271,793	—
Total	¥406,132	¥301,473	¥707,605	¥121,896,249	¥704,910	¥123,308,764	¥13,798
Unearned income, unamortized premiums—net and deferred loan fees—net						(379,943)
Total						¥122,928,821

Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUAH, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2022 for further information.
The information on nonaccrual loans by class at March 31, 2022 and September 30, 2022 are shown below:

	Recorded Loan Balance
March 31, 2022:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥633,768	¥109,919
Foreign	224,566	84,837
Residential	56,175	3,579
Card	62,578	—
MUAH	15,349	—
Krungsri	165,775	2,824
Other	26,618	7
Total	¥1,184,829	¥201,166

	Recorded Loan Balance
September 30, 2022:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥343,483	¥106,692
Foreign	293,576	84,058
Residential	51,364	3,773
Card	64,498	—
MUAH	12,743	3,564
Krungsri	182,730	2,859
Other	32,755	7
Total	¥981,149	¥200,953

Notes:	(1)Nonaccrual loans in the above table do not include loans held for sale of ¥7,946 million and ¥45,177 million at March 31, 2022 and September 30, 2022, respectively.

(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.

The following table shows information regarding recognized interest income on nonaccrual loans for the six months ended September 30, 2021 and 2022:

	September 30, 2021	September 30, 2022
	(in millions)
Commercial
Domestic	¥2,004	¥10,033
Foreign	2,301	2,247
Residential	422	378
Card	13	9
MUAH	377	51
Krungsri	2,950	3,250
Other	1,922	2,084
Total	¥9,989	¥18,052

Troubled Debt Restructurings
The following table summarizes the MUFG Group’s TDRs by class for the six months ended September 30, 2021 and 2022:

Six months ended September 30, 2021:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥94,584	¥93,578	¥7,048
Foreign	529	529	8,447
Residential(1)(3)	13,707	13,707	117
Card(2)(3)	11,485	10,877	1,269
MUAH(2)(3)(4)	14,233	14,243	258
Krungsri(2)(3)	8,135	8,135	2,104
Other(2)	5,104	5,104	1,641
Total	¥147,777	¥146,173	¥20,884

Six months ended September 30, 2022:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥37,312	¥37,312	¥1,830
Foreign	17,057	17,057	—
Residential(1)(3)	8,697	8,697	95
Card(2)(3)	11,408	10,934	1,410
MUAH(2)(3)	8,216	8,216	—
Krungsri(2)(3)	48,899	48,899	1,827
Other(2)	7,638	7,638	1,202
Total	¥139,227	¥138,753	¥6,364

Notes:	(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, MUAH, Krungsri and Other segments include accrual and nonaccrual loans.

(3)For the six months ended September 30, 2021, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUAH segment. For the six months ended September 30, 2022, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUAH segment.

(4) The above table includes the loans in transferred business of MUFG Union Bank at September 30, 2021. See Note 2 for more information.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2021 and 2022 was not material.
TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.
TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, MUAH, Krungsri and Other segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent non-accruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUAH segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.
In the Krungsri segment, TDR accounting was suspended for loan modifications, where COVID-19 related short-term modifications (i.e., six months or less) were granted to loans that were current as of the loan modification date, based on interagency statements issued by the U.S. federal bank regulatory agencies. These loan modifications included payment deferrals and reductions in stated rate, and the related borrowers’ past due and nonaccrual status will not be impacted during the deferral period. Interest income will continue to be recognized over the contractual life of the loan.
Credit Quality Indicator
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2022 and September 30, 2022 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2022:	2021	2020	2019	2018	2017	Prior
	(in millions)
Commercial:	¥27,445,726	¥10,850,943	¥7,634,337	¥6,509,048	¥3,924,194	¥8,827,987	¥23,380,258	¥9,236	¥88,581,729
Domestic	19,038,698	7,937,529	5,003,439	4,499,174	2,817,819	6,639,931	8,038,871	—	53,975,461
Normal	18,756,933	7,646,272	4,669,784	4,335,640	2,698,956	6,205,070	7,686,772	—	51,999,427
Close Watch	257,276	266,311	167,387	150,834	104,047	307,367	306,193	—	1,559,415
Likely to become Bankrupt or Legally/Virtually Bankrupt	24,489	24,946	166,268	12,700	14,816	127,494	45,906	—	416,619
Foreign	8,407,028	2,913,414	2,630,898	2,009,874	1,106,375	2,188,056	15,341,387	9,236	34,606,268
Normal	8,250,729	2,814,362	2,501,594	1,881,532	1,031,105	2,031,243	15,089,995	1,912	33,602,472
Close Watch	149,502	90,355	73,253	110,170	36,274	93,622	223,203	7,324	783,703
Likely to become Bankrupt or Legally/Virtually Bankrupt	6,797	8,697	56,051	18,172	38,996	63,191	28,189	—	220,093
Residential	¥782,446	¥641,706	¥976,736	¥866,282	¥900,959	¥9,104,691	¥28,685	¥—	¥13,301,505
Accrual	782,314	641,499	976,162	865,761	900,120	9,054,326	26,460	—	13,246,642
Nonaccrual	132	207	574	521	839	50,365	2,225	—	54,863
Card	¥19	¥106	¥182	¥175	¥276	¥437	¥400,552	¥62,519	¥464,266
Accrual	1	8	8	9	13	41	387,648	13,960	401,688
Nonaccrual	18	98	174	166	263	396	12,904	48,559	62,578
MUAH	¥364,236	¥306,134	¥147,821	¥62,455	¥50,264	¥122,149	¥1,689,069	¥—	¥2,742,128
Credit Quality Based on Internal Credit Ratings
Pass	357,334	298,658	126,083	48,653	43,938	117,778	1,642,946	—	2,635,390
Special Mention	3,106	—	20,013	2,415	5,981	805	33,471	—	65,791
Classified	3,796	7,476	1,725	11,387	345	3,566	12,652	—	40,947
Krungsri	¥1,350,265	¥964,094	¥901,955	¥680,090	¥329,847	¥481,981	¥2,099,727	¥14,806	¥6,822,765
Performing	1,297,054	891,374	788,828	573,840	270,783	363,905	1,961,481	—	6,147,265
Under-Performing	42,326	58,084	90,519	80,841	45,982	78,690	113,283	—	509,725
Non-Performing	10,885	14,636	22,608	25,409	13,082	39,386	24,963	14,806	165,775
Other	¥400,482	¥143,336	¥85,496	¥40,445	¥35,346	¥—	¥340,016	¥—	¥1,045,121
Accrual	398,744	136,317	83,278	38,609	32,934	—	328,621	—	1,018,503
Nonaccrual	1,738	7,019	2,218	1,836	2,412	—	11,395	—	26,618

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At September 30, 2022:	2022	2021	2020	2019	2018	Prior
	(in millions)
Commercial:	¥21,731,378	¥14,061,406	¥9,755,525	¥6,866,603	¥5,717,420	¥11,808,586	¥26,853,224	¥1,792	¥96,795,934
Domestic	14,196,806	7,772,035	7,284,193	4,496,355	4,032,020	8,760,989	8,354,525	—	54,896,923
Normal	14,004,153	7,610,769	7,031,429	4,325,773	3,897,211	8,287,409	8,064,659	—	53,221,403
Close Watch	176,407	144,563	224,012	139,091	125,667	342,051	261,505	—	1,413,296
Likely to become Bankrupt or Legally/Virtually Bankrupt	16,246	16,703	28,752	31,491	9,142	131,529	28,361	—	262,224
Foreign	7,534,572	6,289,371	2,471,332	2,370,248	1,685,400	3,047,597	18,498,699	1,792	41,899,011
Normal	7,362,851	6,194,146	2,375,072	2,237,446	1,580,629	2,806,341	18,251,401	1,792	40,809,678
Close Watch	156,232	81,045	79,510	62,350	81,173	138,357	213,865	—	812,532
Likely to become Bankrupt or Legally/Virtually Bankrupt	15,489	14,180	16,750	70,452	23,598	102,899	33,433	—	276,801
Residential	¥378,525	¥764,610	¥625,443	¥948,207	¥838,727	¥9,531,992	¥25,889	¥—	¥13,113,393
Accrual	378,250	764,493	625,257	947,542	838,186	9,486,011	23,820	—	13,063,559
Nonaccrual	275	117	186	665	541	45,981	2,069	—	49,834
Card	¥6	¥69	¥179	¥196	¥185	¥651	¥399,127	¥65,027	¥465,440
Accrual	—	2	9	6	9	44	386,707	14,165	400,942
Nonaccrual	6	67	170	190	176	607	12,420	50,862	64,498
MUAH	¥186,266	¥322,804	¥249,301	¥125,449	¥54,403	¥104,901	¥1,944,273	¥—	¥2,987,397
Credit Quality Based on Internal Credit Ratings
Pass	185,309	311,870	241,100	100,027	43,605	96,564	1,913,247	—	2,891,722
Special Mention	957	4,100	4,237	19,955	957	7,107	19,272	—	56,585
Classified	—	6,834	3,964	5,467	9,841	1,230	11,754	—	39,090
Krungsri	¥1,023,497	¥1,252,083	¥887,601	¥857,126	¥640,851	¥755,991	¥2,537,333	¥15,415	¥7,969,897
Performing	962,151	1,159,818	795,463	710,639	525,345	588,907	2,375,533	—	7,117,856
Under-Performing	48,126	71,383	76,313	122,984	95,458	117,792	137,255	—	669,311
Non-Performing	13,220	20,882	15,825	23,503	20,048	49,292	24,545	15,415	182,730
Other	¥358,527	¥268,081	¥107,671	¥58,442	¥27,983	¥23,956	¥427,133	¥—	¥1,271,793
Accrual	356,954	261,290	104,026	56,766	26,530	22,585	410,887	—	1,239,038
Nonaccrual	1,573	6,791	3,645	1,676	1,453	1,371	16,246	—	32,755

Note:	(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
For a discussion and explanation of the MUFG Group’s credit quality indicator, see Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2022.
For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2022 and September 30, 2022 are based on information as of March 31, 2022 and September 30, 2022, respectively. For the MUAH, Krungsri and Other segments, credit quality indicators at March 31, 2022 and September 30, 2022 are generally based on information as of December 31, 2021 and June 30, 2022, respectively.
Allowance for Credit Losses
Changes in the allowance for credit losses of loans by portfolio segment for the six months ended September 30, 2021 and 2022 are shown below:

Six months ended September 30, 2021:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391
Provision for (reversal of) credit losses	(36,415)	(6,943)	7,595	(38,568)	42,836	20,657	(10,838)
Charge-offs	36,033	1,399	8,704	9,459	46,405	30,040	132,040
Recoveries collected	6,360	10	691	3,335	11,741	5,593	27,730

Net charge-offs	29,673	1,389	8,013	6,124	34,664	24,447	104,310
Less: Loans in transferred business of MUFG Union Bank(1)	—	—	—	(72,098)	—	—	(72,098)
Other(2)	(17)	—	—	7,815	(141)	2,656	10,313

Balance at end of period	¥668,472	¥74,561	¥43,799	¥22,780	¥301,427	¥60,419	¥1,171,458

Six months ended September 30, 2022:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥934,086	¥69,887	¥40,768	¥30,365	¥322,386	¥73,209	¥1,470,701
Provision for (reversal of) credit losses	(164,085)	(5,867)	10,326	4,792	39,380	17,669	(97,785)
Charge-offs	130,524	110	8,867	10,083	38,792	22,991	211,367
Recoveries collected	6,096	11	431	2,270	12,028	8,989	29,825

Net charge-offs	124,428	99	8,436	7,813	26,764	14,002	181,542
Other(2)	12,307	—	—	3,191	40,167	10,198	65,863

Balance at end of period	¥657,880	¥63,921	¥42,658	¥30,535	¥375,169	¥87,074	¥1,257,237

Notes:
(1) Represents allowance for credit losses relating to the loans in the transferred business of MUFG Union Bank, which are included in Other assets in the condensed consolidated balance sheets at September 30, 2021.

(2) Other is principally comprised of gains or losses from foreign exchange translation.
The MUFG Group sold ¥850 billion and ¥1,295 billion of loans within the Commercial segment during the six months ended September 30, 2021 and 2022, respectively.
The MUFG Group sold ¥519 billion and ¥337 billion of loans within the MUAH segment during the six months ended September 30, 2021 and 2022, respectively.
Collateral Dependent Loans
The MUFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date.
As of September 30, 2022, for the Commercial, MUAH, Krungsri and Other segments, collateral relating to these loans was comprised primarily of real estate, and to a lesser extent, exchange traded equity securities and deposits, etc. For the Residential segment, collateral on these loans was mainly real estate.
Other Financial Receivable
Accounts receivable-Other, which is included in Other assets in the accompanying condensed consolidated balance sheets, amounted to ¥1,187,311 million and ¥1,175,813 million as of March 31, 2022 and September 30, 2022, respectively, and were primarily comprised of receivables relating to the credit card business. The provision or reversal of the allowance for credit losses relating to the receivables was included in Non-interest expense on the condensed consolidated statements of operations. The receivables relating to the credit card business included ¥5,483 million of past due receivables (1-3 months past due receivables of ¥2,581 million and greater than 3 months past due receivables of ¥2,902 million) as of March 31, 2022, and ¥6,094 million of past due receivables (1-3 months past due receivables of ¥2,990 million and greater than 3 months past due receivables of ¥3,104 million) as of September 30, 2022, respectively. The credit quality for these receivables is primarily evaluated based on the extent of delinquency.
The outstanding balance of these account receivables are presented on a net basis after allowance for credit losses. The change of allowance for credit losses during the six months ended September 30, 2021 and 2022 is primarily due to provision or reversal of the allowance for the receivables.
There are de minimis or zero expected credit losses, for example, for lending and financing transactions, such as Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivables under securities borrowing transactions because the term is short and the credit quality of the borrowers is normal.
Accrued interest receivable totaled ¥246,271 million and ¥374,222 million as of March 31, 2022 and September 30, 2022, respectively, and is included in Other assets on the condensed consolidated balance sheets.